Financial risk management activities (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Summary of carrying amount and fair value

	As at	As at	As at
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Carrying amount	2,728	2,055	2,033
Fair value	2,826	2,149	2,135

Disclosure of fair value of assets measured on a recurring basis
The following tables set out the group’s financial assets and liabilities measured at fair value by level within the fair value hierarchy:

Types of instruments:

Securities
		Jun	2020			Jun	2019			Dec	2019
	Unaudited				Unaudited				Audited
US Dollar million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value:
Other equity securities FVTPL (1)	15	4		19	20			20	21			21
Other equity securities FVOCI	132			132	62			62	82			82

Financial liabilities measured at fair value:
Gold and oil derivative contracts		10		10

(1) Included in equity securities - FVTPL are amounts transferred to held for sale